Subsequent Events	6 Months Ended
Oct. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 4 – SUBSEQUENT EVENTS

On December 5, 2013, Sunrise Global Inc. entered into a Share Exchange Agreement (the “Purchase Agreement”) with the sole stockholder (the “Stockholder”) of Greenkraft, Inc., a California corporation (“Greenkraft”), pursuant to which, on December 6, 2013 (the “Closing Date”), Sunrise Global issued 41,500,000 shares of its common stock to the Stockholder in consideration of the Stockholder’s transfer of all of his Greenkraft shares to its wholly-owned acquisition subsidiary, Greenkraft, Inc, a Nevada corporation (the “Acquisition Subsidiary)., at which time Greenkraft became Acquisition Subsidiary’s  wholly owned subsidiary (the “Acquisition”).  As a condition to the closing of the Acquisition, on the Closing Date, 2,300,000 shares of Sunrise Global’s issued and outstanding common stock previously held by Greenkraft were cancelled pursuant to the terms of the Purchase Agreement. As a result of the Acquisition, Sunrise Global experienced a change in control, with the Stockholder acquiring control of Sunrise Global.  Additionally, as a result of the Acquisition, Sunrise Global ceased being a shell company.

On December 12, 2013, Greenkraft, Inc., a Nevada corporation, merged with and into Sunrise Global, Inc, and in connection therewith, the surviving entity changed its name to Greenkraft, Inc. effective December 27, 2013.  Pursuant to the Nevada Revised Statutes, the name change may be effectuated by means of a short-form merger, which may be authorized by Sunrise Global’s board of directors without stockholder approval.

On December 13, 2013, Sunrise Global filed a certificate of change pursuant to Nevada Revised Statutes 78.209 to (i) increase its authorized common stock from 200,000,000 to 400,000,000 shares and to and (ii) effectuate a 2-for-1 forward-split of its common stock.  The Certificate of Change was filed with an effective date of December 27, 2013. Pursuant to the Nevada Revised Statutes, Sunrise Global’s board of directors is authorized to effectuate the forward stock split without stockholder approval.